Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2023.

	2024	2025	2026	2027	2028	THEREAFTER	TOTAL
Bell CTS	3,019	1,713	765	375	171	482	6,525
Bell Media	35	—	—	—	—	—	35
Total	3,054	1,713	765	375	171	482	6,560